EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 8.20%
	American Credit Acceptance Receivables Trust(a)
	Series 2021-1 Class D
$ 2,000,000	1.14%, 03/15/2027	$ 1,909,986
	Series 2021-3 Class D
2,000,000	1.34%, 11/15/2027	1,876,872
	Series 2021-4 Class D
1,550,000	1.82%, 02/14/2028	1,419,289
2,600,000	Apidos XXXVII(a)(b) Series 2021-37A Class B 4.36%, 10/22/2034 3-mo. LIBOR + 1.60%	2,431,770
2,650,000	Ares LXII Ltd(a)(b) Series 2021-62A Class B 4.43%, 01/25/2034 3-mo. LIBOR + 1.65%	2,470,879
600,000	BlueMountain Ltd(a)(b) Series 2018-2A Class B 4.61%, 08/15/2031 3-mo. LIBOR + 1.70%	566,114
2,100,000	BlueMountain XXXIII Ltd(a)(b) Series 2021-33A Class B 4.68%, 11/20/2034 3-mo. LIBOR + 1.70%	1,953,834
2,000,000	Carlyle US Ltd(a)(b) Series 2021-1A Class A2 3.96%, 04/15/2034 3-mo. LIBOR + 1.45%	1,845,534
1,000,015	CarMax Auto Owner Trust Series 2020-4 Class D 1.75%, 04/15/2027	924,215
1,220,000	Credit Acceptance Auto Loan Trust(a) Series 2021-4 Class C 1.94%, 02/18/2031	1,099,689
1,200,000	Drive Auto Receivables Trust Series 2021-2 Class D 1.39%, 03/15/2029	1,100,425
800,000	Dryden Senior Loan Fund(a)(b) Series 2017-50A Class B 4.16%, 07/15/2030 3-mo. LIBOR + 1.65%	761,905
	DT Auto Owner Trust(a)
	Series 2019-3A Class D
2,442,021	2.96%, 04/15/2025	2,407,994
	Series 2020-3A Class D
1,625,000	1.84%, 06/15/2026	1,532,515
	Series 2021-1A Class D
2,000,000	1.16%, 11/16/2026	1,846,424
	Series 2021-3A Class D
2,250,000	1.31%, 05/17/2027	2,004,304
	Exeter Automobile Receivables Trust
	Series 2021-1A Class D
1,170,000	1.08%, 11/16/2026	1,098,639
	Series 2021-3A Class D
2,110,000	1.55%, 06/15/2027	1,932,403
	Series 2022-1A Class D
2,465,000	3.02%, 06/15/2028	2,226,175
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2022-4A Class D
$ 1,500,000	5.98%, 12/15/2028	$ 1,437,178
4,950,000	HPS Loan Management Ltd(a)(b) Series 15A-19 Class A1R 3.83%, 01/22/2035 3-mo. SOFR + 1.32%	4,742,090
2,000,000	KKR Ltd(a)(b) Series 31A Class B 4.21%, 04/20/2034 3-mo. LIBOR + 1.50%	1,849,882
2,000,000	Marathon Ltd(a)(b) Series 2021-16A Class A2 4.21%, 04/15/2034 3-mo. LIBOR + 1.70%	1,840,366
1,400,000	Octagon Investment Partners Ltd(a)(b) Series 2019-4A Class A1R 4.07%, 05/12/2031 3-mo. LIBOR + 1.15%	1,361,503
1,600,000	OneMain Direct Auto Receivables Trust(a) Series 2021-1A Class D 1.62%, 11/14/2030	1,375,538
	Santander Drive Auto Receivables Trust
	Series 2021-2 Class D
900,000	1.35%, 07/15/2027	848,087
	Series 2021-3 Class D
1,100,000	1.33%, 09/15/2027	1,032,833
	Series 2021-4 Class D
1,250,000	1.67%, 10/15/2027	1,157,583
	Series 2022-5 Class C
900,000	4.74%, 10/16/2028	876,133
	Westlake Automobile Receivables Trust(a)
	Series 2021-2A Class D
750,000	1.23%, 12/15/2026	692,234
	Series 2022-1A Class D
3,300,000	3.49%, 03/15/2027	3,047,194
500,000	World Omni Select Auto Trust Series 2021-A Class D 1.44%, 11/15/2027	452,944
		52,122,531
U.S. Government Agency — 0.02%
138,820	Federal Home Loan Mortgage Corp Structured Pass Through Certificates(b) Series T-34 Class A1V 3.20%, 07/25/2031 1-mo. LIBOR + 0.12%	136,835
TOTAL ASSET-BACKED SECURITIES — 8.22% (Cost $55,751,899)		$52,259,366

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES
U.S. Government Agency — 65.69%
	Federal Home Loan Mortgage Corp
$ 623	9.50%, 04/01/2025	$ 626
217,111	3.00%, 12/01/2026	211,530
187,822	2.50%, 01/01/2029	179,173
278,134	3.00%, 07/01/2029	268,686
362,458	3.50%, 02/01/2032	342,385
9,395	7.50%, 03/01/2032	9,401
44,407	5.50%, 08/01/2033	45,277
30,375	5.50%, 01/01/2034	31,316
329,831	4.00%, 05/01/2034	314,987
69,999	5.50%, 10/01/2034	72,241
1,178,129	2.50%, 06/01/2035	1,068,405
125,449	5.00%, 09/01/2035	126,445
146,454	5.00%, 12/01/2035	147,764
1,064,124	2.00%, 01/01/2036	938,801
11,395	5.00%, 01/01/2036	11,498
123,176	6.00%, 01/01/2036	129,555
54,633	6.00%, 03/01/2036	57,462
63,957	6.00%, 07/01/2036	67,270
714,555	3.00%, 09/01/2036	659,011
12,564	5.50%, 05/01/2038	12,993
16,653	6.00%, 05/01/2038	17,591
40,542	5.00%, 06/01/2038	40,905
287,852	4.50%, 02/01/2040	282,412
407,327	5.00%, 03/01/2040	409,684
128,934	4.00%, 02/01/2041	122,412
2,372,358	2.00%, 01/01/2042	1,985,718
2,338,820	2.50%, 01/01/2042	2,002,754
243,982	3.50%, 06/01/2042	223,844
136,567	3.50%, 11/01/2042	125,577
682,586	4.00%, 05/01/2044	646,336
549,985	3.00%, 11/01/2046	487,822
1,087,028	3.00%, 12/01/2046	966,241
1,608,084	2.50%, 11/01/2050	1,358,902
2,985,622	3.00%, 02/01/2051	2,626,363
1,673,990	2.00%, 05/01/2051	1,362,146
2,976,385	3.00%, 07/01/2051	2,615,485
3,026,223	3.00%, 09/01/2051	2,658,801
2,268,151	2.50%, 10/01/2051	1,910,373
2,465,095	2.50%, 01/01/2052	2,074,654
8,615,697	2.50%, 02/01/2052	7,258,806
3,380,843	3.00%, 04/01/2052	2,959,334
3,383,821	3.50%, 05/01/2052	3,055,519
6,994,740	4.00%, 06/01/2052	6,493,079
3,470,959	4.50%, 07/01/2052	3,315,950
7,634,332	4.00%, 08/01/2052	7,089,373
3,515,580	4.50%, 08/01/2052	3,363,172
3,275,000	5.00%, 09/01/2052	3,197,149
3,200,000	5.50%, 10/01/2052	3,190,791
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K050 Class A2
2,000,000	3.33%, 08/25/2025(c)	1,931,296
	Series K061 Class A2
3,550,000	3.35%, 11/25/2026(c)	3,398,621
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series K062 Class AM
$ 2,000,000	3.51%, 12/25/2026	$ 1,908,685
	Series K064 Class A2
1,750,000	3.22%, 03/25/2027	1,657,810
	Series K067 Class A2
4,925,000	3.19%, 07/25/2027	4,642,875
	Series K069 Class A2
2,820,000	3.19%, 09/25/2027(c)	2,653,520
	Series K069 Class AM
2,000,000	3.25%, 09/25/2027(c)	1,870,682
	Series K070 Class A2
2,050,000	3.30%, 11/25/2027(c)	1,936,266
	Series K071 Class A2
1,680,000	3.29%, 11/25/2027	1,583,880
	Series K072 Class A1
1,191,107	3.25%, 11/25/2027	1,146,842
	Series K073 Class A2
1,750,000	3.35%, 01/25/2028	1,652,763
	Series K073 Class AM
2,500,000	3.45%, 01/25/2028(c)	2,364,049
	Series K074 Class A2
1,950,000	3.60%, 01/25/2028	1,862,462
	Series K078 Class A2
2,000,000	3.85%, 06/25/2028	1,930,279
	Series K078 Class AM
1,750,000	3.92%, 06/25/2028	1,691,800
	Series K084 Class A2
1,750,000	3.78%, 10/25/2028(c)	1,674,393
	Series K091 Class A1
2,302,104	3.34%, 10/25/2028	2,231,915
	Series K095 Class A1
1,270,061	2.63%, 11/25/2028	1,192,960
	Series K115 Class A2
7,733,000	1.38%, 06/25/2030	6,169,919
	Series K152 Class A2
7,450,000	3.08%, 01/25/2031	6,718,336
	Series K154 Class A2
6,000,000	3.42%, 04/25/2032	5,609,207
	Series K157 Class A2
7,050,000	3.99%, 05/25/2033(c)	6,815,230
	Series K158 Class A2
7,100,000	3.90%, 12/25/2030(c)	6,820,794
	Series K728 Class AM
5,000,000	3.13%, 08/25/2024(c)	4,845,604
	Series K737 Class A2
1,750,000	2.53%, 10/25/2026	1,616,118
	Series KJ41 Class A2
6,775,000	3.47%, 02/25/2031	6,265,672
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 4769 Class QL
3,153,035	3.50%, 09/15/2047	2,978,040
	Series 5238 Class BC
3,392,566	4.00%, 09/25/2049	3,261,928

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 3,977,226	Federal Home Loan Mortgage Corp Small Balance Mortgage Trust(c) Series 2021-SB93 Class A10F 1.81%, 10/25/2031	$ 3,347,943
	Federal National Mortgage Association
738	8.50%, 08/01/2024	750
101,316	3.00%, 06/01/2027	98,240
503,679	3.00%, 08/01/2029	477,555
355,022	3.00%, 10/01/2030	334,729
33,519	7.00%, 02/01/2031	34,204
36,115	7.00%, 09/01/2031	37,786
84,250	6.50%, 12/01/2031	86,829
46,872	7.00%, 12/01/2031	47,998
106,408	6.50%, 01/01/2032	109,666
33,977	7.00%, 01/01/2032	34,027
22,651	6.50%, 02/01/2032	23,345
1,093,796	3.00%, 05/01/2032	1,007,819
103,060	6.00%, 03/01/2033	108,328
62,340	5.50%, 07/01/2033	64,008
131,159	5.00%, 09/01/2033	130,753
22,410	5.50%, 09/01/2033	22,679
94,056	5.50%, 11/01/2033	96,517
3,241,564	4.00%, 02/01/2034	3,147,076
54,815	5.50%, 03/01/2034	56,457
1,341,804	3.00%, 06/01/2034	1,249,571
495,966	3.00%, 10/01/2034	461,774
38,637	5.50%, 10/01/2034	39,837
1,966,182	3.00%, 11/01/2034	1,836,943
76,851	5.50%, 12/01/2034	79,272
118,611	5.50%, 02/01/2035	122,287
69,582	5.00%, 09/01/2035	69,966
152,824	5.00%, 10/01/2035	154,026
54,014	5.50%, 10/01/2035	55,793
56,998	5.50%, 01/01/2036	58,875
75,684	6.00%, 01/01/2036	79,517
23,256	6.00%, 02/01/2036	24,433
24,743	6.00%, 03/01/2036	25,996
96,124	5.50%, 05/01/2036	99,290
3,026,642	2.00%, 11/01/2036	2,670,866
5,780,390	2.00%, 02/01/2037	5,099,288
2,924,517	2.50%, 02/01/2037	2,653,895
2,773,311	2.00%, 03/01/2037	2,446,497
2,548,278	2.50%, 03/01/2037	2,312,161
1,452,080	2.50%, 04/01/2037	1,317,682
34,763	6.00%, 05/01/2037	36,525
2,165,987	3.00%, 06/01/2037	2,012,734
56,625	5.00%, 07/01/2037	56,923
112,159	5.50%, 03/01/2038	115,000
151,686	5.50%, 06/01/2038	156,099
113,852	5.00%, 04/01/2039	114,746
279,550	4.50%, 05/01/2039	274,189
110,606	4.50%, 06/01/2039	108,443
92,783	4.50%, 08/01/2039	90,739
277,946	5.00%, 11/01/2039	279,235
150,388	5.00%, 12/01/2039	151,578
162,513	5.00%, 06/01/2040	163,794
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 669,396	4.50%, 08/01/2040	$ 655,906
71,099	4.50%, 09/01/2040	69,658
231,454	5.00%, 09/01/2040	233,276
186,212	4.50%, 11/01/2040	182,436
122,879	5.00%, 01/01/2041	121,960
170,144	4.50%, 02/01/2041	166,246
32,534	4.00%, 03/01/2041	30,863
769,003	4.50%, 03/01/2041	752,750
215,884	4.00%, 09/01/2041	204,743
279,990	4.50%, 10/01/2041	274,302
606,270	3.50%, 12/01/2041	555,921
880,457	4.00%, 12/01/2041	839,272
2,940,792	2.50%, 02/01/2042	2,518,392
490,669	4.00%, 07/01/2042	467,731
285,005	3.50%, 09/01/2042	255,566
314,834	3.50%, 10/01/2042	289,167
448,141	3.00%, 03/01/2043	401,357
297,669	3.00%, 07/01/2043	257,332
425,913	3.00%, 08/01/2043	380,649
275,526	3.00%, 09/01/2043	247,070
6,555,891	2.50%, 03/01/2047	5,534,766
4,552,020	3.50%, 07/01/2047	4,181,544
1,545,031	4.00%, 08/01/2047	1,462,186
632,897	3.50%, 03/01/2048	577,796
3,399,612	3.00%, 01/01/2049	3,030,020
477,875	3.00%, 12/01/2049	419,034
321,294	3.00%, 01/01/2050	282,999
1,389,640	2.50%, 08/01/2050	1,174,936
1,535,380	2.50%, 10/01/2050	1,299,236
1,522,615	2.00%, 05/01/2051	1,238,979
3,977,689	2.50%, 08/01/2051	3,350,671
4,780,220	2.00%, 10/01/2051	3,885,287
13,225,974	2.50%, 10/01/2051	11,143,887
8,995,526	2.50%, 01/01/2052	7,581,398
6,017,169	3.50%, 01/01/2052	5,436,261
15,254,713	2.50%, 02/01/2052	12,858,790
6,466,948	2.50%, 03/01/2052	5,458,569
12,510,792	3.00%, 03/01/2052	10,960,474
3,075,974	3.00%, 04/01/2052	2,693,669
2,934,410	3.50%, 04/01/2052	2,669,677
3,697,708	3.00%, 05/01/2052	3,236,714
7,348,551	4.00%, 05/01/2052	6,831,963
21,234,219	4.00%, 06/01/2052	19,739,353
3,900,858	4.00%, 07/01/2052	3,629,137
3,454,406	4.50%, 07/01/2052	3,300,137
3,193,323	5.00%, 07/01/2052	3,123,851
14,456,219	4.00%, 08/01/2052	13,425,878
5,211,231	5.00%, 08/01/2052	5,085,498
3,200,000	5.00%, 09/01/2052	3,124,531
6,525,000	5.00%, 10/01/2052	6,374,297
1,106,209	3.50%, 08/01/2056	1,004,617
1,198,532	3.00%, 02/01/2057	1,048,882
	Federal National Mortgage Association Alternative Credit Enhancement Security
	Series 2016-M5 Class A2
1,850,000	2.47%, 04/25/2026	1,721,615
	Series 2018-M2 Class A2
1,679,121	3.00%, 01/25/2028(c)	1,559,943

See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of September 30, 2022 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2018-M3 Class A2
$ 3,875,391	3.17%, 02/25/2030(c)	$ 3,551,185
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2022-35 Class CK
3,358,207	4.00%, 03/25/2047	3,244,364
	Series 2022-42 Class BA
3,392,113	4.00%, 06/25/2050	3,286,704
	Government National Mortgage Association
687	8.00%, 11/20/2023	689
682	7.50%, 10/20/2028	693
1,052	7.50%, 12/20/2028	1,076
3,270,575	2.50%, 03/20/2051	2,806,553
2,075,356	3.00%, 08/20/2051	1,844,021
7,454,945	2.50%, 11/20/2051	6,428,569
7,805,620	2.00%, 12/20/2051	6,528,529
7,189,562	3.50%, 02/20/2052	6,566,953
7,181,724	3.50%, 06/20/2052	6,546,812
3,521,410	4.00%, 07/20/2052	3,293,675
3,587,410	3.50%, 08/20/2052	3,268,959
7,135,172	4.00%, 08/20/2052	6,674,302
7,229,151	4.50%, 08/20/2052	6,929,849
	Vendee Mortgage Trust
	Series 1993-3 Class 1
48,234	4.32%, 09/15/2023(c)	47,772
	Series 1996-3 Class 1Z
277,943	6.75%, 09/15/2026	281,096
	Series 2002-1 Class 1A
217,305	6.00%, 10/15/2031	219,190
TOTAL MORTGAGE-BACKED SECURITIES — 65.69% (Cost $459,510,559)		$417,524,831
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,500,000	2.13%, 03/10/2023	1,487,121
500,000	5.75%, 06/12/2026	524,743
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.32% (Cost $2,041,299)		$2,011,864
Principal Amount		Fair Value
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
$ 7,600,000	0.75%, 08/31/2026	$ 6,665,141
22,000,000	2.75%, 04/30/2027	20,761,641
11,600,000	2.75%, 05/31/2029	10,742,234
10,300,000	2.75%, 08/15/2032	9,418,062
2,700,000	1.75%, 08/15/2041	1,846,020
4,700,000	2.00%, 11/15/2041	3,363,805
6,400,000	2.38%, 02/15/2042	4,904,000
13,500,000	3.25%, 05/15/2042	11,981,250
4,200,000	2.50%, 02/15/2045	3,202,008
5,000,000	2.75%, 11/15/2047	3,999,609
1,500,000	3.00%, 02/15/2048	1,262,812
1,500,000	3.00%, 08/15/2048	1,268,672
9,600,000	2.00%, 08/15/2051	6,557,250
12,800,000	1.88%, 11/15/2051	8,464,500
17,000,000	2.88%, 05/15/2052	14,256,094
TOTAL U.S. TREASURY BONDS AND NOTES — 17.10% (Cost $125,024,640)		$108,693,098
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.38%
2,400,000	Federal Home Loan Bank(d) 2.64%, 10/03/2022	2,399,653
TOTAL SHORT TERM INVESTMENTS — 0.38% (Cost $2,399,653)		$2,399,653
TOTAL INVESTMENTS — 91.71% (Cost $644,728,050)		$582,888,812
OTHER ASSETS & LIABILITIES, NET — 8.29%		$52,719,228
TOTAL NET ASSETS — 100.00%		$635,608,040

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2022.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
See Notes to Schedule of Investments.

September 30, 2022

EMPOWER FUNDS, INC.
EMPOWER U.S. GOVERNMENT SECURITIES FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Empower Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.

September 30, 2022

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2022, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.

September 30, 2022